Parent Company Financial Information (Schedule of Condensed Statements of Income of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Total interest income	$ 195,946	$ 199,169	$ 157,972
Interest expense:
Other operating expenses	39,641	51,564	36,640
Income before taxes	110,999	151,511	90,538
Income tax benefit	(33,935)	(50,208)	(26,614)
Net income	77,064	101,303	63,924
Parent Company [Member]
Interest income:
Dividends from Bank	26,750	12,300	13,200
Dividends from Trusts	55	52	53
Interest	437	1,145	1,152
Other	8
Total interest income	27,250	13,497	14,405
Interest expense:
Interest	1,848	1,740	1,764
Other operating expenses	5,016	3,447	2,853
Total expenses	6,864	5,187	4,617
Income before taxes	20,386	8,310	9,788
Income tax benefit	2,818	1,792	1,527
Equity in undistributed earnings of Bank	53,840	91,219	52,686
Net income	$ 77,044	$ 101,321	$ 64,001